Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 5.0	$ 8.0	$ 4.0